FINANCIAL RISK MANAGEMENT - Schedule of maturity profile of financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management [Line Items]
Trade and other payables	€ 38,816	€ 36,247
Derivative financial liabilities	147	268
Loans and borrowings	0	49,601
Other financial liabilities	20,530	40,269
Minimum payments	10,597	10,215
Convertible Bonds	141,875	0
Total	211,965	€ 136,600
2021
Financial Risk Management [Line Items]
Trade and other payables	38,816
Derivative financial liabilities	147
Loans and borrowings	0
Other financial liabilities	20,530
Minimum payments	2,109
Convertible Bonds	3,750
Total	65,352
2022
Financial Risk Management [Line Items]
Trade and other payables	0
Derivative financial liabilities	0
Loans and borrowings	0
Other financial liabilities	0
Minimum payments	1,865
Convertible Bonds	3,750
Total	5,615
2023
Financial Risk Management [Line Items]
Trade and other payables	0
Derivative financial liabilities	0
Loans and borrowings	0
Other financial liabilities	0
Minimum payments	1,593
Convertible Bonds	3,750
Total	5,343
2024
Financial Risk Management [Line Items]
Trade and other payables	0
Derivative financial liabilities	0
Loans and borrowings	0
Other financial liabilities	0
Minimum payments	1,231
Convertible Bonds	3,750
Total	4,981
2025 and onwards
Financial Risk Management [Line Items]
Trade and other payables	0
Derivative financial liabilities	0
Loans and borrowings	0
Other financial liabilities	0
Minimum payments	3,799
Convertible Bonds	126,875
Total	€ 130,674